Discontinued Operations - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended					9 Months Ended	12 Months Ended
	Feb. 28, 2019	Feb. 19, 2019	Sep. 21, 2016	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Sep. 30, 2016	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Aug. 31, 2019	Feb. 18, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash										$ 4,555	$ 4,159
Proceeds from Divestiture of Businesses			$ 25,000
Gain (loss) on sale of discontinued operations										1,258	340	$ 2,308
Disposal Group, Including Discontinued Operation, Proceeds Reserved for Future Claims			$ 1,600
Accounts receivable, net										66,858	55,663
Prepaid expenses and other current assets										6,914	5,602
Current assets of discontinued operations										89,762	75,000
Non-current assets of discontinued operations										449,464	419,339
Accrued expenses and other current liabilities										1,373	1,362
Disposal Group, Including Discontinued Operation, Liabilities, Current										52,494	37,880
Non-current liabilities of discontinued operations										48,243	48,922
Noncontrolling interest										39,922	33,703
Disposal Group, including discontinued operation, consideration, shares		$ 42,500													$ 127,500
disposal group, including discontinued operation, transaction costs		5,000
Proceeds from Divestiture of Businesses and Interests in Affiliates										94	340	11,249
Discontinued Operations, Disposed of by Sale | Tridien
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses, Net of Cash Divested												$ 22,700
Gain (loss) on sale of discontinued operations							$ 1,300	$ 1,700
Clean Earth [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Total enterprise value				$ 625,000					$ 625,000
Cash										1,978	2,907
Accounts receivable, net										59,689	50,070
Prepaid expenses and other current assets										6,140	4,778
Current assets of discontinued operations										67,807	57,755
Non-current assets of discontinued operations										339,998	294,922
Accrued expenses and other current liabilities										867	796
Disposal Group, Including Discontinued Operation, Liabilities, Current										43,066	31,939
Non-current liabilities of discontinued operations										33,474	30,389
disposal group, including discontinued operation, transaction costs				10,700
Disposal Group, repayment of intercompany loans				224,600					224,600
Proceeds from Divestiture of Businesses and Interests in Affiliates									$ 327,300
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal				2,200	$ 206,300
Manitoba Harvest
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		$ 419,000
Cash										2,577	1,252
Accounts receivable, net										7,169	5,593
Prepaid expenses and other current assets										774	824
Current assets of discontinued operations										21,955	17,245
Non-current assets of discontinued operations										109,466	124,417
Accrued expenses and other current liabilities										506	566
Disposal Group, Including Discontinued Operation, Liabilities, Current										9,428	5,941
Non-current liabilities of discontinued operations										$ 14,769	$ 18,533
Disposal Group, including discontinued operation, consideration, cash	$ 50,000													$ 28,400	$ 150,000
Disposal Group, including discontinued operation, consideration, shares	42,500													$ 19,600
disposal group, including discontinued operation, transaction costs	5,000
Proceeds from Divestiture of Businesses and Interests in Affiliates	124,200
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal						$ 121,700
Disposal Group, Net indebtedness	71,300
Disposal Group, Deferred Gain on Disposal						48,200
Debt and Equity Securities, Realized Gain (Loss), Excluding Other-than-temporary Impairment				$ (4,900)		$ 5,300
Manitoba Harvest | Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, including discontinued operation, consideration, shares													$ 49,000
United States of America, Dollars | Manitoba Harvest
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Net indebtedness	$ 53,700